Income Taxes (Details 1) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes Details 1
Expected (Benefit) - Federal rate 34%	$ (15,552)	$ 56,976	$ (30,145)
Effect of: Valuation allowance	15,552	(56,976)	30,145
Total Actual Provision